Income Taxes - Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
The Netherlands	$ 5,660
Total foreign income taxes paid	11,605
Total income taxes paid	17,266	$ 15,684	$ 82,409
United States
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total foreign income taxes paid	6,308
Germany
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total foreign income taxes paid	(6,272)
Spain
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total foreign income taxes paid	(1,975)
United Kingdom
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total foreign income taxes paid	(4,198)
Switzerland
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total foreign income taxes paid	4,895
France
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total foreign income taxes paid	2,533
Turkey
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total foreign income taxes paid	2,079
Italy
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total foreign income taxes paid	1,507
Sweden
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total foreign income taxes paid	1,467
Other jurisdictions
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total foreign income taxes paid	$ 5,261